ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Equity Method Investment Summarized Financial Information [Line Items]
Net cash provided by (used in) operating activities	$ 125,192	$ 69,813	$ 46,737
Net cash used in investing activities	(49,748)	(89,553)	(2,454)
Net cash provided by financing activities	(12,197)	(7,413)	$ (6,780)
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	25,209	14,331
Non-current assets	299	239
Total assets	25,508	14,570
Current liabilities	19,533	14,178
Total liabilities	19,533	14,178
Revenue	42,287	6,914
Cost of revenue	35,353	5,753
Net profit	5,521	494
Net cash provided by (used in) operating activities	(2,947)	8,721
Net cash used in investing activities	(184)	(216)
Net cash provided by financing activities	$ 0	$ 0